CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (585,537)
Adjustments to reconcile net loss to net cash used in operating activities:
Dividend and interest income	(998,900)
Loss on change in fair value of Forward Purchase Agreement liability	560,000
Changes in current assets and liabilities:
Prepaid expenses	5,629
Accrued expenses	452,212
Due to Sponsor - related party	10,000
Income taxes payable	214,510
Net cash used in operating activities	(342,086)
Cash Flows from Investing Activities:
Redemption of investments in Trust Account for franchise and income taxes	200,000
Net cash provided by (used in) investing activities	200,000
Cash Flows from Financing Activities:
Payment of offering costs on Public Units	(100,000)
Proceeds from convertible notes - related party	243,000
Net cash provided by financing activities	143,000
Net change in cash	914
Cash - beginning of period	5,938
Cash - end of period	6,852
Supplemental Disclosure of noncash information:
Accretion to redemption value of Class A Common stock subject to possible redemption	$ 731,188